LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 689	$ 400	$ 96
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	1,208
2020	341
2021	55
2022	9
2023	147
2024	48
Thereafter (through 2029)	426
Total	1,026
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	1,096	968	910
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 406	$ 385	$ 350
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%
Percentage of employees contribution, two	3.00%